                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                October 6, 1999



This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") single purchase payment individual variable annuity contracts dated May 1, 1999. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.



                                Table of Contents


          Custodian .........................................................................   2
          Independent Certified Public Accountants ..........................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          The Year 2000 Issue ...............................................................   4
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements ..............................................................   5





                                   "TOP PLUS"

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., Cincinnati, Ohio, under which Firstar holds custody of VAA's and VAB's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAA and VAB at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAA's and VAB's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA and VAB have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAA and VAB as of December 31, 1998 and for the periods indicated and our consolidated financial statements as of December 31, 1998 and 1997 and for the periods indicated have been included in reliance upon the report of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing.


UNDERWRITER

We offer the contracts continuously. Before May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, was the principal underwriter of the contracts. Since May 1, 1997, the principal underwriter has been Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONESCO and ONEQ for contracts issued by VAA, and the amounts retained by ONESCO and ONEQ, for each of the last three years have been:

                              ONESCO                ONEQ               ONESCO              ONEQ
                             Aggregate            Aggregate           Retained           Retained
Year                        Commissions          Commissions        Commissions        Commissions
----                        -----------          -----------        -----------        -----------
1998                           None              $6,658,441             None             $827,720
1997                        $  903,146            2,997,646           $ 89,572            297,299
1996                         2,461,096              None               239,957             None

For contracts issued by VAB, those amounts have been:

                              ONESCO                ONEQ               ONESCO              ONEQ
                             Aggregate            Aggregate           Retained           Retained
Year                        Commissions          Commissions        Commissions        Commissions
----                        -----------          -----------        -----------        -----------
1998                           None               $  934,575            None             $116,178
1997                        $  330,599             1,097,297          $ 32,788            108,827
1996                         1,691,331               None              164,905             None


CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 1998, was 4.29%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7. The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (October 7, 1993). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund.

The average annual non-standardized total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 1998 (assuming surrender of the contract then) are as follows:

                                      One          Five           Ten           From            Inception
                                      Year         Years          Years       Inception            Date
                                      ----         -----          -----       ---------            ----
Equity                                4.78%        12.51%         11.65%           9.89%         10-06-69

Money Market                          4.45%         4.17%          4.42%          6.24%          03-20-80
Bond                                  4.28%         5.45%          7.18%          7.51%          11-02-82
Omni                                  3.60%        10.75%         10.50%         10.51%          09-10-84
International                         2.96%         7.06%         N/A            10.35%          04-30-93
Capital Appreciation                  4.97%        N/A            N/A            12.52%          05-01-94
Small Cap                             9.59%        N/A            N/A            18.19%          05-01-94
International Small Company           2.60%        N/A            N/A             8.64%          03-31-95
Aggressive Growth                     6.88%        N/A            N/A            11.44%          03-31-95
Core Growth                           7.85%        N/A            N/A             1.79%          01-03-97
Growth & Income                       6.13%        N/A            N/A            43.66%          01-03-97
S&P 500 Index                        28.84%        N/A            N/A            29.82%          01-03-97
Social Awareness                    (23.10%)       N/A            N/A            (2.16%)         01-03-97


THE YEAR 2000 ISSUE


We believe we have succeeded in remedying the "Year 2000" problem for all mission critical computer systems and applications. Conversion testing and implementation for legacy systems were completed by December 31, 1998, and Year 2000 compliant annuity processing system conversions were installed and testing completed on June 20, 1999. Peripheral personal computer systems have also been up-graded and tested for Year 2000 implementation. While Ohio National Fund and its investment adviser have been assured by suppliers of financial services (including the custodians, the transfer agent and the accounting agent) that their systems either are already compliant or will be so in sufficient time, internal auditors are independently testing those systems to verify their compliance. We are also developing contingency plans to be prepared for the possibility that one or more service providers might not be compliant. If we, Ohio National Fund, its investment adviser or one of our service suppliers fails to achieve timely and complete compliance, it could materially impair our ability to conduct our business, including the ability to accurately and timely value interests in the contracts.



LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

OHIO NATIONAL VARIABLE ACCOUNT B
INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Insurance Company

and Contract Owners of
Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account B (comprised of the Equity, Money Market, Bond, Omni, International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, S&P 500 Index, Social Awareness, Core Growth and Growth & Income subaccounts) as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account B as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years indicated herein in conformity with generally accepted accounting principles.


                                                                        KPMG LLP
Cincinnati, Ohio
February 5, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OHIO NATIONAL VARIABLE ACCOUNT B                               December 31, 1998
STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                                    MONEY
                                                   EQUITY          MARKET          BOND           OMNI         INTERNATIONAL
                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                 -----------     ----------     ----------     -----------     -------------
Assets -- Investments at market value
(note 2).......................................  $51,583,362     $4,310,280     $5,068,531     $40,132,755      $28,122,101
                                                 ===========     ==========     ==========     ===========      ===========
Contract owners' equity
  Contracts in accumulation period (note 3)....  $50,540,348     $3,390,678     $5,031,944     $39,612,247      $28,122,101
  Annuity reserves for contact in payment
  period.......................................    1,043,014        919,602         36,587         520,508                0
                                                 -----------     ----------     ----------     -----------      -----------
Total contract owners' equity..................  $51,583,362     $4,310,280     $5,068,531     $40,132,755      $28,122,101
                                                 ===========     ==========     ==========     ===========      ===========

                                                   CAPITAL
                                                 APPRECIATION      SMALL CAP
                                                  SUBACCOUNT      SUBACCOUNT
                                                 ------------     ----------
Assets -- Investments at market value
(note 2).......................................  $11,942,107      $9,040,394
                                                 ===========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3)....  $11,942,107      $9,040,394
  Annuity reserves for contact in payment
  period.......................................            0               0
                                                 -----------      ----------
Total contract owners' equity..................  $11,942,107      $9,040,394
                                                 ===========      ==========

                                                            GLOBAL        AGGRESSIVE        CORE          GROWTH &        S&P 500
                                                          CONTRARIAN        GROWTH         GROWTH          INCOME          INDEX
                                                          SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                          ----------      ----------     ----------      ----------     -----------
Assets -- Investments at market value (note 2)..........  $4,309,810      $2,966,742     $1,722,649      $7,103,497     $10,944,062
                                                          ==========      ==========     ==========      ==========     ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $4,309,810      $2,966,742     $1,722,649      $7,086,385     $10,734,736
  Annuity reserves for contact in payment period........           0               0              0          17,112         209,326
                                                          ----------      ----------     ----------      ----------     -----------
Total contract owners' equity...........................  $4,309,810      $2,966,742     $1,722,649      $7,103,497     $10,944,062
                                                          ==========      ==========     ==========      ==========     ===========

                                                            SOCIAL
                                                          AWARENESS
                                                          SUBACCOUNT
                                                          ----------
Assets -- Investments at market value (note 2)..........   $568,915
                                                           ========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $568,915
  Annuity reserves for contact in payment period........          0
                                                           --------
Total contract owners' equity...........................   $568,915
                                                           ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                  EQUITY                       MONEY MARKET                       BOND
                                                SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                        ---------------------------      -------------------------      -------------------------
                                           1998            1997             1998           1997            1998           1997
                                        -----------     -----------      ----------     ----------      ----------     ----------
Investment activity:
  Reinvested dividends................  $   643,736     $   854,845      $  201,970     $  167,169      $  289,292     $  304,389
  Risk & administrative expense (note
       4).............................     (546,470)       (532,799)        (42,082)       (59,121)        (46,515)       (37,277)
                                        -----------     -----------      ----------     ----------      ----------     ----------
       Net investment activity........       97,266         322,046         159,888        108,048         242,777        267,112
                                        -----------     -----------      ----------     ----------      ----------     ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.........      967,611       2,703,014               0              0               0              0
     Realized gain (loss).............    1,549,381         679,349               0         (4,268)         17,889          9,585
     Unrealized gain (loss)...........     (381,417)      3,497,534               0              0         (89,689)         9,839
                                        -----------     -----------      ----------     ----------      ----------     ----------
       Net gain (loss) on
          investments.................    2,135,575       6,879,897               0         (4,268)        (71,800)        19,424
                                        -----------     -----------      ----------     ----------      ----------     ----------
          Net increase in contract
            owners' equity from
            operations................    2,232,841       7,201,943         159,888        103,780         170,977        286,536
                                        -----------     -----------      ----------     ----------      ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments.......    2,100,044       4,371,038       2,147,915      1,565,251         935,872        603,328
     Transfers from fixed & other
       subaccounts....................    2,435,432       2,566,242       2,619,746      2,417,431       1,709,892        269,253
                                        -----------     -----------      ----------     ----------      ----------     ----------
                                          4,535,476       6,937,280       4,767,661      3,982,682       2,645,764        872,581
                                        -----------     -----------      ----------     ----------      ----------     ----------
  Redemptions:
     Withdrawals & surrenders (note
       5).............................    3,364,861       2,215,297         954,565         80,128         290,032        388,407
     Annuity & death benefit
       payments.......................    1,078,632         855,124          83,578         81,867          48,171         94,120
     Transfers to fixed & other
       subaccounts....................    1,941,051       1,819,043       2,875,688      3,918,605       1,298,182        411,379
                                        -----------     -----------      ----------     ----------      ----------     ----------
                                          6,384,544       4,889,464       3,913,831      4,080,600       1,636,385        893,906
                                        -----------     -----------      ----------     ----------      ----------     ----------
          Net equity transactions.....   (1,849,068)      2,047,816         853,830        (97,918)      1,009,379        (21,325)
                                        -----------     -----------      ----------     ----------      ----------     ----------
            Net change in contract
               owners' equity.........      383,773       9,249,759       1,013,718          5,862       1,180,356        265,211
Contract owners' equity:
  Beginning of period.................   51,199,589      41,949,830       3,296,562      3,290,700       3,888,175      3,622,964
                                        -----------     -----------      ----------     ----------      ----------     ----------
  End of period.......................  $51,583,362     $51,199,589      $4,310,280     $3,296,562      $5,068,531     $3,888,175
                                        ===========     ===========      ==========     ==========      ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                               OMNI                         INTERNATIONAL                CAPITAL APPRECIATION
                                            SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                    ---------------------------      ---------------------------      ---------------------------
                                       1998            1997             1998            1997             1998            1997
                                    -----------     -----------      -----------     -----------      -----------     -----------
Investment activity:
  Reinvested dividends............  $ 1,083,391     $ 1,160,217      $ 1,156,082     $ 2,244,641      $   290,823     $   322,567
  Risk & administrative expense
     (note 4).....................     (427,281)       (366,772)        (309,250)       (347,234)        (117,381)        (92,618)
                                    -----------     -----------      -----------     -----------      -----------     -----------
       Net investment activity....      656,110         793,445          846,832       1,897,407          173,442         229,949
                                    -----------     -----------      -----------     -----------      -----------     -----------
  Realized & Unrealized gain
     (loss) on investments:
     Reinvested capital gains.....        6,749       1,890,389        1,161,180       3,070,013          911,853         582,279
     Realized gain (loss).........    1,039,662         336,734          (77,521)        190,288          111,752          84,309
     Unrealized gain (loss).......     (397,565)      2,383,188         (927,238)     (4,866,712)        (664,732)        343,154
                                    -----------     -----------      -----------     -----------      -----------     -----------
       Net gain (loss) on
          investments.............      648,846       4,610,311          156,421      (1,606,411)         358,873       1,009,742
                                    -----------     -----------      -----------     -----------      -----------     -----------
          Net increase in contract
            owners' equity from
            operations............    1,304,956       5,403,756        1,003,253         290,996          532,315       1,239,691
                                    -----------     -----------      -----------     -----------      -----------     -----------
Equity transactions:
  Sales:
     Contract purchase payments...    2,747,209       5,250,592        1,100,574       5,276,398        1,163,240       2,516,544
     Transfers from fixed & other
       subaccounts................    2,178,355       2,044,821          564,994       2,309,643          665,066         914,954
                                    -----------     -----------      -----------     -----------      -----------     -----------
                                      4,925,564       7,295,413        1,665,568       7,586,041        1,828,306       3,431,498
                                    -----------     -----------      -----------     -----------      -----------     -----------
  Redemptions:
     Withdrawals & surrenders
       (note 5)...................    3,192,559       1,339,733        1,562,756       1,642,899          231,140         331,493
     Annuity & death benefit
       payments...................      780,199         755,570          255,710         346,407          129,216         163,057
     Transfers to fixed & other
       subaccounts................    1,931,656       1,143,175        5,087,977       3,450,498        1,128,899         720,874
                                    -----------     -----------      -----------     -----------      -----------     -----------
                                      5,904,414       3,238,478        6,906,443       5,439,804        1,489,255       1,215,424
                                    -----------     -----------      -----------     -----------      -----------     -----------
       Net equity transactions....     (978,850)      4,056,935       (5,240,875)      2,146,237          339,051       2,216,074
                                    -----------     -----------      -----------     -----------      -----------     -----------
          Net change in contract
            owners' equity........      326,106       9,460,691       (4,237,622)      2,437,233          871,366       3,455,765
Contract owners' equity:
  Beginning of period.............   39,806,649      30,345,958       32,359,723      29,922,490       11,070,741       7,614,976
                                    -----------     -----------      -----------     -----------      -----------     -----------
  End of period...................  $40,132,755     $39,806,649      $28,122,101     $32,359,723      $11,942,107     $11,070,741
                                    ===========     ===========      ===========     ===========      ===========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                  SMALL CAP                  GLOBAL CONTRARIAN              AGGRESSIVE GROWTH
                                                 SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                          -------------------------      -------------------------      -------------------------
                                             1998           1997            1998           1997            1998           1997
                                          ----------     ----------      ----------     ----------      ----------     ----------
Investment activity:
  Reinvested dividends..................  $        0     $        0      $  123,763     $  156,117      $        0     $   24,960
  Risk & administrative expense
     (note 4)...........................     (76,080)       (67,341)        (41,755)       (35,068)        (27,354)       (22,884)
                                          ----------     ----------      ----------     ----------      ----------     ----------
       Net investment activity..........     (76,080)       (67,341)         82,008        121,049         (27,354)         2,076
                                          ----------     ----------      ----------     ----------      ----------     ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...........         125        340,215         380,757        225,190         200,891          9,445
     Realized gain (loss)...............      47,477        224,164           7,587         16,821          23,950         (3,600)
     Unrealized gain (loss).............     827,495         15,964        (376,963)       (21,916)        (14,822)       251,639
                                          ----------     ----------      ----------     ----------      ----------     ----------
       Net gain (loss) on investments...     875,097        580,343          11,381        220,095         210,019        257,484
                                          ----------     ----------      ----------     ----------      ----------     ----------
          Net increase in contract
            owners' equity from
            operations..................     799,017        513,002          93,389        341,144         182,665        259,560
                                          ----------     ----------      ----------     ----------      ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments.........     702,881      2,017,304         233,524      1,251,164         365,436        918,978
     Transfers from fixed & other
       subaccounts......................     700,063      1,420,443         344,948        170,573         146,582        487,071
                                          ----------     ----------      ----------     ----------      ----------     ----------
                                           1,402,944      3,437,747         578,472      1,421,737         512,018      1,406,049
                                          ----------     ----------      ----------     ----------      ----------     ----------
  Redemptions:
     Withdrawals & surrenders
       (note 5).........................     193,335        199,300          77,787         73,776         101,645        156,262
     Annuity & death benefit payments...      70,497        114,225           7,840         10,451          18,453         18,510
     Transfers to fixed & other
       subaccounts......................     878,703      1,533,908         478,743        305,705         434,257        401,846
                                          ----------     ----------      ----------     ----------      ----------     ----------
                                           1,142,535      1,847,433         564,370        389,932         554,355        576,618
                                          ----------     ----------      ----------     ----------      ----------     ----------
          Net equity transactions.......     260,409      1,590,314          14,102      1,031,805         (42,337)       829,431
                                          ----------     ----------      ----------     ----------      ----------     ----------
            Net change in contract
               owners' equity...........   1,059,426      2,103,316         107,491      1,372,949         140,328      1,088,991
Contract owners' equity:
  Beginning of period...................   7,980,968      5,877,652       4,202,319      2,829,370       2,826,414      1,737,423
                                          ----------     ----------      ----------     ----------      ----------     ----------
  End of period.........................  $9,040,394     $7,980,968      $4,309,810     $4,202,319      $2,966,742     $2,826,414
                                          ==========     ==========      ==========     ==========      ==========     ==========

---------------

(a) Period from January 3, 1997, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                              CORE GROWTH                  GROWTH & INCOME                 S&P 500 INDEX
                                              SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                       -------------------------      -------------------------      --------------------------
                                          1998         1997(a)           1998         1997(a)           1998          1997(a)
                                       ----------     ----------      ----------     ----------      -----------     ----------
Investment activity:
  Reinvested dividends...............  $        0     $      677      $   60,145     $   17,879      $   187,262     $   80,558
  Risk & administrative expense
     (note 4)........................     (16,008)       (12,251)        (58,966)       (15,025)         (65,983)       (13,199)
                                       ----------     ----------      ----------     ----------      -----------     ----------
       Net investment activity.......     (16,008)       (11,574)          1,179          2,854          121,279         67,359
                                       ----------     ----------      ----------     ----------      -----------     ----------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains........           0              0               0        188,226          457,759        214,773
     Realized gain (loss)............       4,074         (1,492)        (31,303)        15,141           94,319         18,269
     Unrealized gain (loss)..........     147,453        (10,224)        286,998        252,549        1,128,994         (1,444)
                                       ----------     ----------      ----------     ----------      -----------     ----------
          Net gain (loss) on
            investments..............     151,527        (11,716)        255,695        455,916        1,681,072        231,598
                                       ----------     ----------      ----------     ----------      -----------     ----------
            Net increase (decrease)
               in contract owners'
               equity from
               operations............     135,519        (23,290)        256,874        458,770        1,802,351        298,957
                                       ----------     ----------      ----------     ----------      -----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments......     315,440      1,316,710       1,767,790      2,115,562        3,550,150      1,870,709
     Transfers from fixed & other
       subaccounts...................     320,848      1,012,047       2,890,406      1,542,997        4,851,282        993,810
                                       ----------     ----------      ----------     ----------      -----------     ----------
                                          636,288      2,328,757       4,658,196      3,658,559        8,401,432      2,864,519
                                       ----------     ----------      ----------     ----------      -----------     ----------
  Redemptions:
     Withdrawals & surrenders
       (note 5)......................      70,806         35,495         463,117         31,579          616,453         42,369
     Annuity & death benefit
       payments......................       3,721          4,808          68,077          7,519           60,889          1,497
     Transfers to fixed & other
       subaccounts...................     581,882        657,913       1,167,686        190,924        1,458,064        243,925
                                       ----------     ----------      ----------     ----------      -----------     ----------
                                          656,409        698,216       1,698,880        230,022        2,135,406        287,791
                                       ----------     ----------      ----------     ----------      -----------     ----------
       Net equity transactions.......     (20,121)     1,630,541       2,959,316      3,428,537        6,266,026      2,576,728
                                       ----------     ----------      ----------     ----------      -----------     ----------
          Net change in contract
            owners' equity...........     115,398      1,607,251       3,216,190      3,887,307        8,068,377      2,875,685
Contract owners' equity:
  Beginning of period................   1,607,251              0       3,887,307              0        2,875,685              0
                                       ----------     ----------      ----------     ----------      -----------     ----------
  End of period......................  $1,722,649     $1,607,251      $7,103,497     $3,887,307      $10,944,062     $2,875,685
                                       ==========     ==========      ==========     ==========      ===========     ==========

                                         SOCIAL AWARENESS
                                            SUBACCOUNT
                                       ---------------------
                                         1998       1997(a)
                                       --------     --------
Investment activity:
  Reinvested dividends...............  $  3,337     $  1,543
  Risk & administrative expense
     (note 4)........................    (6,311)        (893)
                                       --------     --------
       Net investment activity.......    (2,974)         650
                                       --------     --------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains........         0       41,906
     Realized gain (loss)............   (36,029)       3,569
     Unrealized gain (loss)..........  (166,905)     (48,651)
                                       --------     --------
          Net gain (loss) on
            investments..............  (202,934)      (3,176)
                                       --------     --------
            Net increase (decrease)
               in contract owners'
               equity from
               operations............  (205,908)      (2,526)
                                       --------     --------
Equity transactions:
  Sales:
     Contract purchase payments......   236,842      209,214
     Transfers from fixed & other
       subaccounts...................   241,588      371,231
                                       --------     --------
                                        478,430      580,445
                                       --------     --------
  Redemptions:
     Withdrawals & surrenders (note
       5)............................    13,191          926
     Annuity & death benefit
       payments......................     4,845          903
     Transfers to fixed & other
       subaccounts...................   196,683       64,978
                                       --------     --------
                                        214,719       66,807
                                       --------     --------
       Net equity transactions.......   263,711      513,638
                                       --------     --------
          Net change in contract
            owners' equity...........    57,803      511,112
Contract owners' equity:
  Beginning of period................   511,112            0
                                       --------     --------
  End of period......................  $568,915     $511,112
                                       ========     ========

---------------

(a) Period from January 3, 1997, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc. (The Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 or
    4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

    Investments are valued at the net asset value of fund shares held at December 31, 1998. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

    ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

    At December 31, 1998 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                                MONEY                                                    CAPITAL
                                 EQUITY        MARKET         BOND          OMNI       INTERNATIONAL   APPRECIATION    SMALL CAP
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                               -----------   -----------   -----------   -----------   -------------   ------------   -----------
Aggregate Cost...............  $36,685,824   $4,310,280    $5,083,482    $31,492,050    $30,607,967    $11,568,613    $7,391,027
Number of Shares.............    1,420,481      431,028       480,156      1,872,213      2,187,809        924,598       436,776

                                    GLOBAL      AGGRESSIVE       CORE        GROWTH &       S&P 500       SOCIAL
                                  CONTRARIAN      GROWTH        GROWTH        INCOME         INDEX       AWARENESS
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                  -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $4,624,478    $2,858,121    $1,585,420    $6,563,950    $9,816,512    $  784,470
Number of Shares................     400,838       266,099       163,470       521,128       768,868        64,657

(3) CONTRACTS IN ACCUMULATION PERIOD

    At December 31, 1998 the accumulation units and value per unit of the respective subaccounts and products were:

                                                              ACCUMULATION UNITS    VALUE PER UNIT      VALUE
                                                              ------------------    --------------    ----------
EQUITY SUBACCOUNT
  Combination...............................................     17,170.8220          147.545413      $2,533,476
  Back Load.................................................      1,141.0993           75.263201      $   85,883

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
EQUITY SUBACCOUNT (CONT.)
     Top I..................................................       23,800.6431        65.316911       $ 1,554,585
     Top Tradition..........................................      670,583.5364        55.144099       $36,958,607
     Top Plus...............................................      509,665.1861        18.458779       $ 9,407,797
MONEY MARKET SUBACCOUNT
     VIA....................................................        8,367.7186        28.352494       $   237,245
     Top I..................................................        4,310.5954        21.499933       $    92,678
     Top Tradition..........................................       54,060.1400        19.267463       $ 1,041,602
     Top Plus...............................................      163,872.3812        12.321496       $ 2,019,153
BOND SUBACCOUNT
     Top I..................................................        2,868.5673        31.215693       $    89,544
     Top Tradition..........................................      122,869.5862        26.141439       $ 3,211,988
     Top Plus...............................................      133,932.9534        12.919987       $ 1,730,412
OMNI SUBACCOUNT
     Top I..................................................       24,611.1329        40.545640       $   997,875
     Top Tradition..........................................      724,292.1261        40.290085       $29,181,791
     Top Plus...............................................      558,182.7632        16.898733       $ 9,432,581
INTERNATIONAL SUBACCOUNT
     Top I..................................................       12,487.7461        17.278635       $   215,771
     Top Tradition..........................................    1,021,071.6006        17.278635       $17,642,724
     Top Plus...............................................      673,378.6446        15.241954       $10,263,606
CAPITAL APPRECIATION SUBACCOUNT
     Top I..................................................        1,541.6450        15.538473       $    23,955
     Top Tradition..........................................      366,129.8518        15.538473       $ 5,689,099
     Top Plus...............................................      358,863.4713        17.357724       $ 6,229,053
SMALL CAP SUBACCOUNT
     Top Tradition..........................................      236,230.7216        16.668731       $ 3,937,667
     Top Plus...............................................      233,679.7599        21.836411       $ 5,102,727
GLOBAL CONTRARIAN SUBACCOUNT
     Top Tradition..........................................      111,351.6484        12.697451       $ 1,413,882
     Top Plus...............................................      212,243.8704        13.644341       $ 2,895,928
AGGRESSIVE GROWTH SUBACCOUNT
     Top Tradition..........................................      104,678.5702        12.422862       $ 1,300,407
     Top Plus...............................................      111,020.5326        15.009251       $ 1,666,335
CORE GROWTH SUBACCOUNT
     Top Tradition..........................................       97,692.3085        10.318290       $ 1,008,017
     Top Plus...............................................       68,986.1086        10.359066       $   714,632
GROWTH & INCOME SUBACCOUNT
     Top Tradition..........................................      270,509.7143        14.309421       $ 3,870,837
     Top Plus...............................................      223,831.9904        14.365899       $ 3,215,548
S&P 500 INDEX SUBACCOUNT
     Top Tradition..........................................      342,015.7503        16.757375       $ 5,731,286
     Top Plus...............................................      297,408.9657        16.823468       $ 5,003,450
SOCIAL AWARENESS SUBACCOUNT
     Top Tradition..........................................       35,227.9645         9.537309       $   335,980
     Top Plus...............................................       24,327.4002         9.574986       $   232,935

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(4) RISK AND ADMINISTRATIVE EXPENSE

    ONLIC charges the Account's assets at the end of each day, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

    Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.05% for mortality and expense risk on an annual basis.

    The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

    The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

    No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 6% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

    A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

    State premium taxes presently range from 0% to 2-1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

    Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $35 from the accumulation value to reimburse it for the expenses relating to the maintenance of the contract. Total contract charges for the Account amounted to approximately $90,000 during 1998.

(6) FEDERAL INCOME TAXES

    Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.